Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of property and equipment useful lives
Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3 – 7
Trucks and Vehicles	3 – 6

Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3 – 7
Tractors	3 – 7
Trucks and Vehicles	3 – 6

Schedule of identifiable intangible assets
Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5 – 15
Marketing-Related	Straight-line basis	5

Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5 – 15
Marketing-Related	Straight-line basis	5

Schedule of disaggregated revenue
Period May 29, 2020 to December 31, 2020
Appliance sales	$7,563,547
Other sales	61,675
Total revenue	$7,625,222

Schedule of accounts receivable
Period October 1 to December 31, 2020
Construction sales	$1,120,224
Other sales	—
Total revenue	$1,120,224

Neese [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of disaggregated revenue
	Year Ended December 31,
	2020	2019
Revenues
Trucking	$923,398	$1,579,660
Waste hauling and pumping	1,588,010	1,901,314
Repairs	464,475	377,004
Other	403,772	343,436
Total services	3,379,655	4,201,414
Sales of parts and equipment	3,322,944	2,178,611
Total revenue	$6,702,599	$6,380,025